OPERATING INCOME - Dividends and net income on equity investments (Details) - COP ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
OPERATING INCOME
Equity method	$ 56,023	$ 36,769	$ 133,312	$ 129,052
Dividends	23,867	32,312	33,867	56,192
Equity investments and other financial instruments	(5,701)	(11,685)	(8,183)	(11,212)
Impairment of investments in associates and joint ventures	(313,284)	0	(313,284)	0
Others	13,520	54,874	13,520	54,874
Total dividends received, and share of profits of equity method investees	$ (225,575)	$ 112,270	(140,768)	228,906
Dividends received from equity investments at fair value through profit or loss			1,224	729
Dividends of investments derecognised			0	14
Dividends from equity investments at fair value through OCI			12,623	19,197
P.A. Nomad Central
OPERATING INCOME
Others				23,757
P.A. Cedis Sodimac
OPERATING INCOME
Others			13,520
P.A. Nomad Cabrera
OPERATING INCOME
Others				31,117
Investment Banking Segment
OPERATING INCOME
Impairment loss			156,205
Investment in Bancolombia
OPERATING INCOME
Impairment loss			156,051
Negocios Digitales Other Segments
OPERATING INCOME
Impairment loss			31
P.A. Viva Malls
OPERATING INCOME
Dividends from investments in associates			20,020	36,252
Associates
OPERATING INCOME
Equity method			188,466	170,983
Joint ventures
OPERATING INCOME
Equity method			$ (55,154)	$ (41,931)